Commitments, contingencies and litigation	6 Months Ended
Jun. 30, 2022
Commitments, Contingencies And Litigations [Abstract]
Commitments, contingencies and litigation	Commitments, contingencies and litigationCommitments
The Company has identified the following changes in off-balance sheet commitments since December 31, 2021:
•non-cancellable purchase commitments as of June 30, 2022 for a total of €2,666 thousand with various CMOs.These commitments are comprised of non-cancellable purchase orders placed during the first half of 2022 with contract manufacturing organizations (CMOs) for the supply of various services in relation with preclinical work for an amount of €2,485 thousand and clinical work for an amount of €181 thousand. The execution of these services has not yet started at the date of this report.
Contingencies and litigationsThe Company is exposed to contingent liabilities relating to legal actions before the labor court happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in course the Company is involved in is analyzed at each closing date after consultation of legal counsel. There is no acknowledged litigation as of June 30, 2022.ProvisionsProvisions amounted to €1,035 thousand and €900 thousand as of June 30, 2022 and December 31, 2021, respectively. The amount of provisions as of June 30, 2022 mainly relates to the provision for charges of €578 thousand relating to the payment to be made to Orega Biotech SAS upon receipt of the $5.0 million milestone payment from AstraZeneca following the signature on June 1, 2022, of an amendment to the IPH5201 initial collaboration and agreement signed in October, 2018. As a reminder, Orega Biotech SAS claimed joint ownership of certain patents relating to IPH5201. The Company and Orega Biotech have resolved these claims in an arbitration proceeding, which decision was rendered in December 2021. As a result of this decision, the Company will be required to pay a low-teen percentage of sub-licensing revenues received by the Company pursuant to its agreement with AstraZeneca regarding IPH5201.